Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Share Capital
Shares Issued	$ 573,532	$ 455,548
Common shares [Member]
Share Capital
Shares Issued	573,532	455,548
Preferred shares [Member]
Share Capital
Shares Issued	$ 0	$ 0